REVENUE FROM CONTRACTS WITH CUSTOMERS - Net contract assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from contracts with customers [Abstract]
Costs incurred	$ 3,936,631	$ 3,285,121
Estimated earnings	1,354,259	1,091,180
Contracts in progress	5,290,890	4,376,301
Progress billings	(4,898,391)	(4,145,866)
Net contract assets and liabilities	392,499	$ 230,435
Increase in contract asset	177,713
Increase in contract liability	$ 15,649